Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Fund Municipals))	0 Months Ended
Apr. 02, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years	2.48%
Class A
Average Annual Return:
1 Year	6.21%
5 Years	1.68%
10 Years	4.59%
Inception Date	May 15, 1986
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.21%
5 Years	1.68%
10 Years	4.59%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.35%
5 Years	2.19%
10 Years	4.74%
Class B
Average Annual Return:
1 Year	5.47%
5 Years	1.41%
10 Years	4.55%
Inception Date	Mar. 17, 1997
Class C
Average Annual Return:
1 Year	9.56%
5 Years	1.79%
10 Years	4.19%
Inception Date	Mar. 17, 1997
Class Y
Average Annual Return:
1 Year	11.64%
5 Years	2.82%
10 Years	5.24%
Inception Date	Apr. 28, 2000